Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior Secured Credit Facility revolving loans due 2016	$ 295,000	$ 0
Capital lease obligations	2,096	6,100
Total debt	775,669	431,100
Less current portion	(1,694)	(3,979)
Long-term debt and capital leases	773,975	427,121
Senior Notes 6.75 Percent Due 2021
Debt Instrument [Line Items]
Senior Notes	475,000	0
Senior Notes 8.375 Percent Due 2014
Debt Instrument [Line Items]
Senior Notes	$ 3,573	$ 425,000